Long-Term Prepayments and Other Non-Current Assets	12 Months Ended
Dec. 31, 2024
Long-Term Prepayments and Other Non-Current Assets [Abstract]
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

NOTE 8 – LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

		As of December 31,
		2024	2023
Prepayment for equipment	(1)	$1,165,608	$822,750
Finance lease deposit		636,362	654,235
Prepayment for long-term loan acquisition cost	(2)	1,237,215	-
Others		-	47,509
Total		$3,039,185	$1,524,494

(1)	Prepaid for equipment represented advance payment on the production line equipment by Sunrise Guizhou, which had not been shipped as of December 31, 2024 and 2023.

(2)	CCB and the Company had negotiated a long-term loan for the construction of the Company’s additional 50,000-ton manufacturing facilities. The Company had entered into the loan contract with CCB as of the date of this consolidated financial statement. See Note 25.